Loans Payable	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Loans Payable

10.    LOANS PAYABLE

Short-term Loans

On September 22, 2015, the Company entered into a banking facility agreement with China Merchants Bank (Shanghai Branch), pursuant to which the Company is entitled to borrow a RMB denominated loan of RMB100.00 million (US$14.40 million) for one year with a fixed annual interest rate at benchmark one-year lending rate published by People’s Bank of China. The loan is intended for the general working capital purposes. In September 2015, the Company drew down RMB9.90 million (US$1.43 million) with a fixed interest rate of 4.60%. In November and December 2015, the remaining of RMB90.10 million (US$12.98 million) was drawn down with a fixed interest rate of 4.35%. The loan was fully repaid when it became due before December 31, 2016.

On July 11, 2016, the Company entered into a banking facility agreement with China Merchants Bank (Beijing Branch), pursuant to which the Company is entitled to borrow an unsecured RMB denominated loan of RMB200.00 million (US$28.81 million) for one year with a fixed annual interest rate at benchmark one-year lending rate published by People’s Bank of China. This facility is reserved for the consumer credit business. On July 19, 2016, the Company drew down RMB50.00 million (US$7.20 million) with a fixed interest rate of 4.35%. On August 8, 2016, additional RMB80.00 million (US$11.52 million) was drawn down with a fixed interest rate of 4.35%.

On July 11, 2016, the Company entered into a banking facility agreement with China Citic Bank (Chongqing Branch), pursuant to which the Company is entitled to borrow an unsecured RMB denominated loan of RMB150.00 million (US$21.60 million) for one year with interest rate based on Loan Prime Rate (“LPR”) plus 48.50 basis points. This facility is reserved for the consumer credit business. On September 23, 2016, the Company drew down RMB150 million (US$21.60 million) with an interest rate of 4.78% under the facility commitment.

On August 12, 2016, the Company entered into a banking facility agreement with China Citic Bank (Chongqing Branch), pursuant to which the Company is entitled to borrow an unsecured RMB denominated loan of RMB150.00 million (US$21.60 million) for one year with interest rate based on LPR plus 26.75 basis points. This facility is reserved for the consumer credit business. On August 16, 2016, the Company drew down RMB150.00 million (US$21.60 million) with an interest rate of 4.56% under the facility commitment.

On January 22, 2016, iQiyi entered into a banking facility agreement with China Merchants Bank (Beijing Branch), pursuant to which iQiyi is entitled to borrow a RMB denominated loan of RMB200.00 million (US$28.81 million) for one year with a fixed annual interest rate at 95% of benchmark one-year lending rate published by the People’s Bank of China. The loan is intended for general working capital purposes. On January 29, 2016, iQiyi drew down RMB53.70 million (US$7.73 million) with a fixed interest rate of 4.13%. On February 26, 2016, iQiyi drew down RMB20.50 million (US$2.95 million) with a fixed interest rate of 4.13%. On December 14, 2016, additional RMB25.80 million (US$3.72 million) was drawn down with a fixed interest rate of 4.13%.

On November 17, 2016, the Company entered into a loan agreement with International Finance Corporation, pursuant to which the Company is entitled to borrowed an unsecured RMB denominated loans of RMB500.00 million (US$72.01 million) with a term of one year, and to be used for the consumer credit business exclusively. On December 9, 2016, the Company drew down RMB500.00 million (US$72.01 million) with a fixed interest rate of 4.92%.

On December 19, 2016, the Company entered into a loan agreement with China Merchants Bank (Shanghai Branch), pursuant to which the Company is entitled to borrowed an unsecured RMB denominated loans of RMB85.00 million (US$12.24 million) with a term of one year. Pursuant to the agreement the loan shall be used by Company for the consumer credit business exclusively. On December 19, 2016, the Company drew down RMB85.00 million (US$12.24 million) with a fixed interest rate of 4.18%.

Long-term Loans

On December 9, 2014, the Company entered into two loan agreements with Bank of China (Los Angeles Branch), pursuant to which the Company borrowed two unsecured US$ denominated loans of RMB1.04 billion (US$150.00 million) with a term of two years and RMB1.04 billion (US$150.00 million) with a term of three years. Both loans are intended for the general working capital of the Company and have a floating interest rate. In connection with the loan agreements, the Company entered into two interest swap agreements, pursuant to which the loans will be settled with a fixed annual interest rate of 2.31% and 2.45%, respectively, during the respective term of the loans. On December 9, 2016, the loan with a term of two years was fully repaid when it became due. The remaining balance of the loan with a term of three years was classified to “Long-term loans, current portion” as current liability.

On July 17, 2015, the Company entered into a loan agreement with Sumitomo Mitsui Banking Corporation, pursuant to which the Company is entitled to borrow an unsecured US$ denominated loan of RMB1.04 billion (US$150.00 million) with a floating interest rate. The loan is intended for the general working capital of the Company. On August 10, 2015, the Company drew down RMB1.04 billion (US$150.00 million) with a term of two years under the facility commitment. In connection with the loan agreement, the Company entered into an interest swap agreement, pursuant to which the loan will be settled with a fixed annual interest rate of 1.41% during the term of the loan. Amount repayable within twelve months was classified to “Long-term loans, current portion” as current liability.

On August 25, 2015, the Company entered into a loan agreement with HSBC, pursuant to which the Company is entitled to borrow an unsecured US$ denominated loan of RMB1.39 billion (US$200.00 million) with a fixed annual interest rate of 1.42%. The loan is intended for the general working capital of the Company. On August 28, 2015, the Company drew down RMB1.39 billion (US$200.00 million) with a term of two years under the facility commitment. The amount repayable within twelve months was classified to “Long-term loans, current portion” as current liability.

On June 8, 2016, the Company entered into a five-year revolving syndicated loan agreement with a group of 21 arrangers, pursuant to which the Company is entitled to borrow an unsecured US$ denominated floating rate loan of RMB6.94 billion (US$1.00 billion) with a term of five years and to borrow an unsecured US$ denominated revolving loan of RMB6.94 billion (US$1.00 billion) for five years. The facility is intended for the general working capital of the Company. On June 22, 2016, the Company drew down RMB3.46 billion (US$500.00 million) under the facility commitment. On November 25, 2016, the Company drew down an additional RMB1.74 billion (US$250.00 million) under the facility commitment. On November 26, 2016, an additional RMB1.74 billion (US$250.00 million) was drawn down under the facility commitment. In connection with the facility agreements, the Company entered into three interest rate swap agreements, pursuant to which the loans will be settled with a fixed annual interest rate of 2.11%, 2.10% and 2.78% respectively, during the respective term of the loans.

The interest rate swap agreements met the definition of a derivative in accordance with ASC 815. The fair value of the derivatives related to the interest rate swap agreements were insignificant for the years ended December 31, 2014, 2015 and 2016.